DERIVATIVE CONTRACTS (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 $ / oz	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024
DERIVATIVE CONTRACTS
Fair value begining
Fair value adjustments on derivative financial instruments (note 7)			$ 3,138
Fair value ending			3,138
Forward contract
DERIVATIVE CONTRACTS
Weighted average price per ounce | $ / oz	2,834
At January 1, 2024		144,887		0
New contracts entered into				1,448.87
At December 31, 2024				1,448.87
Fair value begining			0
Fair value adjustments on derivative financial instruments (note 7)			3,138
Fair value ending			$ 3,138